Share-based payments (Details) € in Thousands															1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 30, 2022 Option	Sep. 22, 2022 Option	Jun. 22, 2022 Option	Apr. 01, 2022 EUR (€)	Mar. 01, 2022 Option	Jan. 31, 2022 Option	Jan. 01, 2022 Option	Dec. 23, 2021 Option	Aug. 01, 2021 Option	Jul. 01, 2021 Option	Mar. 01, 2021 Option	Jan. 24, 2021 Option	Dec. 01, 2020 Option	Nov. 16, 2020 Option	May 31, 2022 Option	Mar. 31, 2023 EUR (€) Option shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) Option
Share-based payments
Share-based based payments expenses | €																€ 1,578		€ 2,273
Number of RSUs settled | shares																73,056
LTIP Stock Options
Share-based payments
Number of RSU's awarded																			1,824
Number of RSUs settled | shares																47,424
Expenses recognized | €																€ 975
Expenses recognized with RSU | €																542			€ 216
Prior VSOP
Share-based payments
Expenses recognized | €																€ 51			92
New VSOP
Share-based payments
Number of options exercised																36,516
Average share price | $ / shares																	$ 10.42
Expenses recognized | €																€ 57			€ 103
Chief Scientific Officer | LTIP Stock Options
Share-based payments
Number of share options granted				700										266,155
Number of options exercised															6,303
Chief Business Officer and Chief Commercial Officer | LTIP Stock Options
Share-based payments
Number of share options granted													266,156			0
Chief Operating Officer
Share-based payments
Number of RSU's awarded							36,000
Number of awards granted						5,000
Chief Operating Officer | LTIP Stock Options
Share-based payments
Number of share options granted										20,000
Number of options exercised																0
Chief Development Officer | LTIP Stock Options
Share-based payments
Number of share options granted									30,000
Members of executive board and various key employees
Share-based payments
Number of RSU's awarded			193,340
Members of executive board and various key employees | LTIP Stock Options
Share-based payments
Number of awards granted								63,095
Key employees
Share-based payments
Number of RSU's awarded	7,633
Key employees | LTIP Stock Options
Share-based payments
Number of share options granted							9,500				2,000
Number of options exercised																0
Executive board members | LTIP Stock Options
Share-based payments
Number of share options granted					130,000
Number of options exercised																0
Supervisory board members
Share-based payments
Number of RSU's awarded			37,868
Supervisory board members | LTIP Stock Options
Share-based payments
Number of RSU's awarded												10,956
Chief Business Officer
Share-based payments
Number of RSU's awarded		89,655				30,000